JCO	Nuveen Credit Opportunities 2022 Target Term Fund Portfolio of Investments March 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 83.0% (73.8% of Total Investments)

	CORPORATE BONDS – 77.1% (68.6% of Total Investments)

	Automobiles – 8.5%

$3,210	BMW US Capital LLC, 144A	2.700%	4/06/22	A	$3,210,297
3,000	Ford Motor Credit Co LLC	4.250%	9/20/22	BB+	3,018,480
5,125	General Motors Financial Co Inc	3.450%	4/10/22	BBB	5,126,740
3,000	Harley-Davidson Financial Services Inc, 144A	2.550%	6/09/22	BBB+	3,002,036
4,600	Volkswagen Group of America Finance LLC, 144A	2.900%	5/13/22	A3	4,605,842
18,935	Total Automobiles				18,963,395

	Banks – 5.0%

2,200	Banco Santander SA	3.500%	4/11/22	A-	2,200,923
3,450	BPCE SA, 144A	3.000%	5/22/22	A	3,456,738
3,000	Synchrony Bank	3.000%	6/15/22	BBB	3,005,101
2,565	UniCredit SpA, 144A	3.750%	4/12/22	Baa1	2,565,577
11,215	Total Banks				11,228,339

	Beverages – 6.2%

2,000	Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A	3.375%	11/01/22	BBB-	1,978,395
5,195	Diageo Investment Corp	2.875%	5/11/22	A-	5,197,506
4,500	Heineken NV, 144A	3.400%	4/01/22	BBB+	4,500,000
2,268	PepsiCo Inc	3.100%	7/17/22	A+	2,273,354
13,963	Total Beverages				13,949,255

	Chemicals – 1.8%

4,000	Sasol Financing International Ltd	4.500%	11/14/22	BB	4,000,000

	Consumer Finance – 0.7%

1,541	American Express Co	2.750%	5/20/22	A2	1,542,095

	Diversified Financial Services – 1.8%

4,000	Park Aerospace Holdings Ltd, 144A	5.250%	8/15/22	BBB-	4,025,757

	Diversified Telecommunication Services – 2.2%

5,000	AT&T Inc	3.000%	6/30/22	BBB+	5,005,762

	Electric Utilities – 0.5%

1,008	Duke Energy Progress LLC	2.800%	5/15/22	Aa3	1,009,180

	Energy Equipment & Services – 1.9%

4,200	Schlumberger Investment SA, 144A	2.400%	8/01/22	A	4,202,778

	Food & Staples Retailing – 0.9%

2,044	Sysco Corp	2.600%	6/12/22	Baa1	2,048,092

	Health Care Equipment & Supplies – 0.7%

1,500	Anthem Inc	3.125%	5/15/22	A	1,502,266

	Health Care Providers & Services – 1.3%

2,821	CVS Health Corp	3.500%	7/20/22	BBB	2,828,383

JCO	Nuveen Credit Opportunities 2022 Target Term Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Household Durables – 3.4%

$3,500	KB Home	7.500%	9/15/22	BB	$3,578,750
4,027	Whirlpool Corp	4.700%	6/01/22	Baa1	4,045,646
7,527	Total Household Durables				7,624,396

	Industrial Conglomerates – 2.2%

5,000	Honeywell International Inc	0.483%	8/19/22	A	4,985,079

	IT Services – 2.2%

5,000	International Business Machines Corp	2.850%	5/13/22	A-	5,010,338

	Machinery – 2.4%

5,440	CNH Industrial Capital LLC	4.375%	4/05/22	BBB+	5,440,402

	Media – 13.6%

4,600	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	BBB-	4,616,865
12,787	CSC Holdings LLC	5.875%	9/15/22	B+	12,882,902
13,000	DISH DBS Corp	5.875%	7/15/22	B	13,064,740
30,387	Total Media				30,564,507

	Oil, Gas & Consumable Fuels – 5.1%

2,795	Midwest Connector Capital Co LLC, 144A	3.625%	4/01/22	A-	2,795,000
8,737	Western Midstream Operating LP	4.000%	7/01/22	BBB-	8,737,000
11,532	Total Oil, Gas & Consumable Fuels				11,532,000

	Pharmaceuticals – 3.0%

1,167	AstraZeneca PLC	2.375%	6/12/22	A-	1,168,709
2,000	Bristol-Myers Squibb Co	2.600%	5/16/22	A+	2,001,878
3,482	GlaxoSmithKline Capital PLC	2.875%	6/01/22	A	3,486,841
6,649	Total Pharmaceuticals				6,657,428

	Road & Rail – 1.7%

4,000	Transnet SOC Ltd, 144A	4.000%	7/26/22	BB-	3,935,600

	Software – 4.0%

4,000	NortonLifeLock Inc	3.950%	6/15/22	BB+	3,990,000
5,000	Oracle Corp	2.500%	5/15/22	BBB+	5,002,960
9,000	Total Software				8,992,960

	Specialty Retail – 2.3%

5,136	Home Depot Inc	2.625%	6/01/22	A	5,141,810

	Wireless Telecommunication Services – 5.7%

12,500	Sprint Communications Inc	6.000%	11/15/22	BB+	12,781,000
$172,398	Total Corporate Bonds (cost $173,455,452)				172,970,822

Shares	Description (1)				Value

	COMMON STOCKS – 2.7% (2.3% of Total Investments)

	Banks – 0.2%

63,918	iQor US Inc, (3), (4)				$447,426

	Energy Equipment & Services – 1.1%

18,459	Fieldwood Energy LLC, (3), (4)				2,491,965

	Oil, Gas & Consumable Fuels – 1.1%

30,780	Whiting Petroleum Corp				2,508,878

Shares	Description (1)						Value

	Professional Services – 0.3%

85,543	Skillsoft Corp, (4)						$516,680
	Total Common Stocks (cost $6,635,155)						5,964,949

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 1.8% (1.6% of Total Investments)

	Mortgage Real Estate Investment Trust – 1.8%

$4,000	Blackstone Mortgage Trust Inc			4.375%	5/05/22	N/R	$3,999,998
$4,000	Total Convertible Bonds (cost $4,009,593)						3,999,998

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 1.4% (1.3% of Total Investments) (5)

	IT Services – 0.3%

$687	iQor US Inc., Exit Term Loan	8.500%	1-Month LIBOR	7.500%	9/15/27	B1	$689,886

	Oil, Gas & Consumable Fuels – 0.3%

664	QuarterNorth Energy Holding Inc., Exit Term Loan, Second Lien	9.000%	3-Month LIBOR	8.000%	8/27/26	B	668,749

	Software – 0.7%

1,899	iQor US Inc., Second Out Term Loan	8.500%	1-Month LIBOR	7.500%	11/19/25	CCC+	1,623,803

	Thrifts & Mortgage Finance – 0.1%

1,434	Ditech Holding Corporation, Term Loan, (7)	0.000%	N/A	N/A	6/30/22	N/R	285,576
$4,684	Total Variable Rate Senior Loan Interests (cost $4,621,433)						3,268,014
	Total Long-Term Investments (cost $188,721,633)						186,203,783

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 29.5% (26.2% of Total Investments)

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 16.3% (14.4% of Total Investments)
$25,000	Federal Home Loan Bank Discount Notes			0.000%	5/27/22	Aaa	$24,983,700

11,400	United States Treasury Bill			0.000%	5/26/22	N/R	11,394,993
$36,400	Total U.S. Government and Agency Obligations (cost $36,377,596)						$36,378,693

Principal Amount (000)	Description (1)			Coupon	Maturity		Value

	COMMERCIAL PAPER – 10.5% (9.4% of Total Investments)

	Health Care Equipment & Supplies – 6.1%
$3,600	Baylor Scott & White Holdings			0.000%	5/19/22		$3,596,640
5,000	Cigna Corp, 144A			0.000%	5/26/22		4,992,361
5,000	CommonSpirit Health			0.000%	5/11/22		4,993,611
13,600	Total Health Care Equipment & Supplies						13,582,612

	Insurance – 2.2%

5,000	MetLife Short Term Funding LLC, 144A			0.000%	5/27/22		4,995,020

	Sovereign – 2.2%

5,000	Hydro-Quebec, 144A			0.000%	5/27/22		4,997,122
23,600	Total Commercial Paper (cost $23,574,754)						23,574,754

JCO	Nuveen Credit Opportunities 2022 Target Term Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Shares	Description (1)	Coupon	Value

	INVESTMENT COMPANIES – 2.7% (2.4% of Total Investments)

6,069,204	BlackRock Liquidity Funds T-Fund	0.000%(8)	$6,069,204
	Total Short-Term Investments (cost $66,021,555)		66,022,651
	Total Investments (cost $254,743,188) – 112.5%		252,226,434
	Other Assets Less Liabilities – (12.5)%		(28,083,121)
	Net Assets Applicable to Commo Shares – 100%		$224,143,313

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$172,970,822	$—	$172,970,822
Common Stocks	3,025,558	2,939,391	—	5,964,949
Convertible Bonds	—	3,999,998	—	3,999,998
Variable Rate Senior Loan Interests	—	3,268,014	—	3,268,014

Short-Term Investments:
U.S. Government and Agency Obligations	—	36,378,693	—	36,378,693
Commercial Paper	—	23,574,754	—	23,574,754
Investment Companies	6,069,204	—	—	6,069,204
Total	$9,094,762	$243,131,672	$—	$252,226,434

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(5)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(6)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(8)	The rate shown is the one-day yield as of the end of the reporting period.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable